Unique ID	Loan Id	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
625488702	XXX	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing
Finance charges under disclosed by $145.76 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.
						Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
625489010	XXX	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing					RB	B	B	B